CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Net revenues	$ 164,768,953	$ 233,408,923
Cost of revenue (including share-based compensation expense of US$123,596 and US$133,332 in the six months ended June 30, 2020 and 2021, respectively)	(17,666,891)	(10,272,307)
Gross profit	147,102,062	223,136,616
Operating expenses:
General and administrative expenses (including share-based compensation expense of US$789,019 and US$855,522 in the six months ended June 30, 2020 and 2021, respectively)	(10,436,181)	(7,437,572)
Research and development expenses (including share-based compensation expense of US$1,343,182 and US$1,101,542 in the six months ended June 30, 2020 and 2021, respectively)	(18,746,520)	(14,950,270)
Sales and marketing expenses (including share-based compensation expense of US$109,460 and US$54,844 in the six months ended June 30, 2020 and 2021, respectively)	(130,523,018)	(208,434,709)
Other operating income, net	2,261,854	836,239
Total operating expenses	(157,443,865)	(229,986,312)
Loss from operations	(10,341,803)	(6,849,696)
Interest income (expense), net	(1,649,293)	234,231
Foreign exchange losses, net	(224,533)	(474)
Fair value change of derivatives	85,227
Loss before income taxes	(12,130,402)	(6,615,939)
Income tax expense	(25)	(3,200)
Share of loss in equity method investment	(3,883)
Net Loss	(12,134,310)	(6,619,139)
Deemed dividend in relation to the convertible note (see Note 8)	(1,368,866)
Net Loss attributable to ordinary shareholders	$ (13,503,176)	$ (6,619,139)
Net Loss per share:
Basic and diluted (in dollars per share)	$ (0.004)	$ (0.002)
Weighted average shares used in calculating net loss per ordinary share:
Basic & Diluted (in shares)	3,187,723,620	3,094,780,922
ADS
Net Loss per share:
Basic and diluted (in dollars per share)	$ (0.21)	$ (0.11)